Disclosure of temporary differences recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred income tax asset	$ 35,989	$ 79,483
Deferred income tax liability	302,092	354,916
Net deferred income tax liability	(266,103)	(275,433)	$ (253,859)
Property, plant and equipment [Member]
Statement [Line Items]
Deferred income tax asset	(102,053)	1,163
Deferred income tax (recovery) expense	103,216	(255)
Deferred income tax liability	313,581	417,060
Deferred income tax expense (recovery)	(103,479)	22,810
Pension obligation [Member]
Statement [Line Items]
Deferred income tax asset	10,034	942
Deferred income tax (recovery) expense	(12,937)	(215)
Deferred income tax liability	0	(12,150)
Deferred income tax expense (recovery)	12,150	4,556
Other employee benefits [Member]
Statement [Line Items]
Deferred income tax asset	16,742	2,972
Deferred income tax (recovery) expense	(13,770)	(1,471)
Deferred income tax liability	192	(14,806)
Deferred income tax expense (recovery)	14,998	(2,111)
Asset retirement obligations [Member]
Statement [Line Items]
Deferred income tax liability	(789)	(11,357)
Deferred income tax expense (recovery)	10,568	4,701
Non-capital losses [Member]
Statement [Line Items]
Deferred income tax asset	91,495	59,034
Deferred income tax (recovery) expense	(32,461)	(24,098)
Deferred income tax liability	(27,539)	(46,500)
Deferred income tax expense (recovery)	18,961	21,567
Share issue and debt costs [Member]
Statement [Line Items]
Deferred income tax asset	15,707	16,319
Deferred income tax (recovery) expense	2,850	(14,858)
Other [Member]
Statement [Line Items]
Deferred income tax asset	4,064	(947)
Deferred income tax (recovery) expense	(8,810)	2,084
Deferred income tax liability	(235)	6,083
Deferred income tax expense (recovery)	(6,318)	8,318
Income tax effect of temporary differences [Member]
Statement [Line Items]
Deferred income tax asset	35,989	79,483
Deferred income tax (recovery) expense	38,088	(38,813)
Deferred income tax liability	285,210	338,330
Deferred income tax expense (recovery)	(53,120)	59,841
Net deferred income tax liability	(249,221)	(258,847)
Net deferred income tax lexpense (recovery)	$ (15,032)	$ 21,028